New Accounting Guidance Pending Adoption	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
New Accounting Guidance Pending Adoption
18.	New Accounting Guidance Pending Adoption

Accounting for Revenue from Contracts with Customers

In May 2014, the FASB issued accounting guidance that establishes a comprehensive new model for the recognition of revenue from contracts with customers. This model is based on the core principle that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

This guidance can be applied using either a full retrospective or modified retrospective transition method. In August 2015, the FASB issued guidance that defers the effective date of the standard by one year, which for public business entities, results in initial application of this guidance in annual reporting periods beginning after December 15, 2017 and interim periods within those years. Entities may early adopt the guidance as of the original effective date of the standard, which for public business entities is annual reporting periods beginning after December 15, 2016. Talen Energy Supply expects to adopt this guidance effective January 1, 2018.

Talen Energy Supply is currently assessing the impact of adopting this guidance, as well as the transition method it will use.

Reporting Uncertainties about an Entity’s Ability to Continue as a Going Concern

In August 2014, the FASB issued accounting guidance which will require management to assess, for each interim and annual period, whether there are conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern. Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date the financial statements are issued.

When management identifies conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern, management is required to disclose information that enables users of the financial statements to understand the principal conditions or events that raised substantial doubt about the entity’s ability to continue as a going concern and management’s evaluation of the significance of those conditions or events. If substantial doubt about the entity’s ability to continue as a going concern has been alleviated as a result of management’s plan, the entity should disclose information that allows the users of the financial statements to understand those plans. If the substantial doubt about the entity’s ability to continue as a going concern is not alleviated by management’s plans, management’s plans to mitigate the conditions or events that gave rise to the substantial doubt about the entity’s ability to continue as a going concern should be disclosed, as well as a statement that there is substantial doubt the entity’s ability to continue as a going concern within one year after the date the financial statements are issued.

For all entities, this guidance should be applied prospectively within the annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted.

Talen Energy Supply will adopt this guidance for the annual period ending December 31, 2016. The adoption of this guidance is not expected to have a significant impact.

Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity

In November 2014, the FASB issued guidance that clarifies how current accounting guidance should be interpreted when evaluating the economic characteristics and risks of a host contract of a hybrid financial instrument issued in the form of a share. This guidance does not change the current criteria for determining whether separation of an embedded derivative feature from a hybrid financial instrument is required. Entities are still required to evaluate whether the economic risks of the embedded derivative feature are clearly and closely related to those of the host contract, among other relevant criteria.

An entity should consider the substantive terms and features of the entire hybrid financial instrument, including the embedded derivative feature being evaluated for bifurcation, in evaluating the nature of the host contract to determine whether the host contract is more akin to a debt instrument or more akin to an equity instrument. An entity should assess the relative strength of the debt-like and equity-like terms and features when determining how to weight those terms and features.

For public business entities, this guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 and should be applied using a modified retrospective method for existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year the guidance is adopted. Early adoption is permitted. Retrospective application is permitted but not required.

Talen Energy Supply will adopt this guidance on January 1, 2016. The adoption of this guidance is not expected to have a significant impact.

Simplifying the Presentation of Debt Issuance Costs

In April 2015, the FASB issued accounting guidance to simplify the presentation of debt issuance costs by requiring debt issuance costs to be presented on the balance sheet as a direct deduction from the carrying amount of the associated debt liability, consistent with the presentation of debt discounts. Because this guidance did not address the treatment of debt issuance costs related to line-of-credit arrangements, additional guidance was issued in August 2015 stating that an entity may defer and amortize debt issuance costs over the term of a line-of-credit arrangement, regardless of whether there are any related outstanding borrowings.

For public business entities, this guidance should be applied retrospectively for financial statements issued for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Early adoption is permitted.

Talen Energy Supply will adopt this guidance on January 1, 2016. The adoption of this guidance will require Talen Energy Supply to reclassify debt issuance costs from assets to long-term debt, and is not expected to have a significant impact.

18.	New Accounting Guidance Pending Adoption

Reporting of Discontinued Operations

In April 2014, the Financial Accounting Standards Board (FASB) issued accounting guidance that changes the criteria for determining what should be classified as a discontinued operation and also changes the related presentation and disclosure requirements. A discontinued operation may include a component of an entity or a group of components of an entity, or a business activity.

A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on the entity’s operations and financial results when any of the following occurs: (1) The components of an entity or group of components of an entity meets the criteria to be classified as held for sale, (2) The component of an entity or group of components of an entity is disposed of by sale, or (3) The component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

For public business entities, this guidance should be applied prospectively to all disposals (or classifications as held for sale) of components of an entity that occur within the annual periods beginning on or after December 15, 2014, and interim periods within those years. Early adoption is permitted.

PPL Energy Supply adopted this guidance effective January 1, 2015. The new guidance will impact the amounts presented as discontinued operations on the Statements of Income and will enhance the related disclosure requirements.

Accounting for Revenue from Contracts with Customers

In May 2014, the FASB issued accounting guidance that establishes a comprehensive new model for the recognition of revenue from contracts with customers. This model is based on the core principle that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

For public business entities, this guidance can be applied using either a full retrospective or modified retrospective transition method, beginning in annual reporting periods beginning after December 15, 2016 and interim periods within those years. Early adoption is not permitted. PPL Energy Supply will adopt this guidance effective January 1, 2017.

PPL Energy Supply is currently assessing the impact of adopting this guidance, as well as the transition method it will use.

Reporting Uncertainties about an Entity’s Ability to Continue as a Going Concern

In August 2014, the FASB issued accounting guidance which will require management to assess, for each interim and annual period, whether there are conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern. Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date the financial statements are issued.

When management identifies conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern, management is required to disclose information that enables users of the financial statements to understand the principal conditions or events that raised substantial doubt about the entity’s ability to continue as a going concern and management’s evaluation of the significance of those conditions or events. If substantial doubt about the entity’s ability to continue as a going concern has been alleviated as a result of management’s plan, the entity should disclose information that allows the users of the financial statements to understand those plans. If the substantial doubt about the entity’s ability to continue as a going concern is not alleviated by management’s plans, management’s plans to mitigate the conditions or events that gave rise to the substantial doubt about the entity’s ability to continue as a going concern should be disclosed, as well as a statement that there is substantial doubt the entity’s ability to continue as a going concern within one year after the date the financial statements are issued.

For all entities, this guidance should be applied prospectively within the annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted.

PPL Energy Supply will adopt this guidance for the annual period ending December 31, 2016. The adoption of this guidance is not expected to have a significant impact on PPL Energy Supply.

Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity

In November 2014, the FASB issued guidance that clarifies how current accounting guidance should be interpreted when evaluating the economic characteristics and risks of a host contract of a hybrid financial instrument issued in the form of a share. This guidance does not change the current criteria for determining whether separation of an embedded derivative feature from a hybrid financial instrument is required. Entities are still required to evaluate whether the economic risks of the embedded derivative feature are clearly and closely related to those of the host contract, among other relevant criteria.

An entity should consider the substantive terms and features of the entire hybrid financial instrument, including the embedded derivative feature being evaluated for bifurcation, in evaluating the nature of the host contract to determine whether the host contract is more akin to a debt instrument or more akin to an equity instrument. An entity should assess the relative strength of the debt-like and equity-like terms and features when determining how to weight those terms and features.

For public business entities, this guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015 and should be applied using a modified retrospective method for existing hybrid financial instruments issued in the form of a share as of the beginning of the fiscal year the guidance is adopted. Early adoption is permitted. Retrospective application is permitted but not required.

PPL Energy Supply will adopt this guidance on January 1, 2016. PPL Energy Supply is currently assessing this guidance, which is not expected to have a significant impact on PPL Energy Supply.

Income Statement Presentation of Extraordinary and Unusual Items

In January 2015, the FASB issued accounting guidance that eliminates the concept of extraordinary items, which requires an entity to separately classify, present in the income statement and disclose material events and transactions that are both unusual and occur infrequently. The requirement to report material events or transactions that are unusual or infrequent as a separate component of income from continuing operations has been retained, as has the requirement to separately present the nature and financial effects of each event or transaction in the income statement as a separate component of continuing operations or disclose them within the notes to the financial statements. The scope of these requirements has been expanded to include items that are both unusual and occur infrequently.

For all entities, this guidance is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is permitted provided that an entity applies the guidance from the beginning of the fiscal year of adoption. The guidance may be applied either retrospectively or prospectively.

PPL Energy Supply will adopt this guidance on January 1, 2016. The adoption of this guidance is not expected to have a significant impact on PPL Energy Supply.